Expense Example {- Fidelity® SAI U.S. Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity® SAI U.S. Low Volatility Index Fund - Fidelity® SAI U.S. Low Volatility Index Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154